Summary of Significant Accounting Policies - Schedule of Disaggregated of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exchanges Rates [Line Items]
Revenue	$ 3,594,997	$ 964,265	$ 8,381,274	$ 6,366,154
Percentage of Revenue			100.00%	100.00%
Insurance brokerage services [Member]
Schedule of Exchanges Rates [Line Items]
Revenue			$ 7,840,658	$ 6,366,154
Percentage of Revenue			93.50%	100.00%
Referral business [Member]
Schedule of Exchanges Rates [Line Items]
Revenue			$ 540,616
Percentage of Revenue			6.50%	0.00%